Warrant Derivative (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Share Capital, Reserves And Other Equity Interest [Abstract]
Reconciliation of change in fair value of warrant derivative
A reconciliation of the change in fair value of the warrant derivative is as follows:

	Number of Warrants Outstanding	Fair Value of Warrant Derivative $
Issued, August 16, 2019	4,619,773	1,657,214
Exercised	(2,935,647)	(5,687,003)
Change in fair value	—	12,608,808
Foreign exchange impact	—	(70,255)
As at December 31, 2019	1,684,126	8,508,764
The estimated fair value of the warrant derivative was determined using the following assumptions:

	December 31, 2019	August 16, 2019
Fair value per warrant	US$3.89	US$0.27
Underlying share price	US$4.76	US$0.54
Risk-free interest rate	1.59%	1.42%
Expected hold period to exercise	1.0 year	4.0 years
Expected share price volatility	90.00%	82.00%
Expected dividend yield	Nil	Nil